Accounts receivable, net	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Accounts receivable, third parties	30,527	28,224
Less: Allowance for doubtful accounts, third parties	(470)	(765)
Accounts receivable, third parties, net	30,057	27,459
Accounts receivable, related parties	190,327	117,400
Less: Allowance for doubtful accounts, related parties	(2,997)	(3,006)
Accounts receivable, related parties, net	187,330	114,394

The movement of the allowance for doubtful accounts receivable is as follows:

	As of December 31,	As of June 30,
	2024	2025
Balance at the beginning of the period	2,064	3,467
Additions	1,815	883
Reversal	(1)	—
Write-off	(321)	(668)
Foreign currency translation adjustments	(90)	89
Balance at the end of the period	3,467	3,771